Material Accounting Policy Information (Tables)	12 Months Ended
Feb. 29, 2024
Notes and other explanatory information [abstract]
The Company has implemented the following classifications:

The Company reclassifies financial assets when and only when its business model for managing those assets changes. Financial liabilities are not reclassified. The Company has implemented the following classifications:

Financial Instrument	Classification
Cash and cash equivalents	FVTPL
Investments	FVTPL
Restricted cash	Amortized cost
Accounts payable	Amortized cost